Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
6.
Property and Equipment

Property and equipment at
December 31, 2018
and
2017
consists of the following (in thousands):

	2018	2017
Land and land improvements	$14,231	$14,318
Buildings and improvements	36,185	34,721
Machinery and equipment	4,508	9,151
Vehicles	455	467
Office furniture and fixtures	6,458	6,301
Construction in progress	2,569	294
	64,406	65,252
Less accumulated depreciation and amortization	(21,872)	(22,037)
Property and equipment, net	$42,534	$43,215

At
December 31, 2018,
the Company did
not
have any significant fixed contractual commitments for construction projects.